Loan operations - Loan operations by maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	R$ 365,169,005	R$ 321,697,974
Loans operations
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	34,618,028	29,648,544
Loans operations | Not LaterThan 1 Day Or More [Member]
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	330,382	304,052
Loans operations | Not later than three months [member]
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	8,252,877	6,014,440
Loans operations | Later than three months and not later than one year [member]
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	8,345,591	3,808,000
Loans operations | Later than one year [member]
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	R$ 17,689,178	R$ 19,522,052